Quarterly Holdings Report
for
Fidelity® International Sustainability Index Fund
January 31, 2026
ISY-NPRT1-0426
1.9887356.108
Common Stocks - 97.1%
	Shares	Value ($)
AUSTRALIA - 2.9%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	14,813	284,695
REA Group Ltd	2,064	272,721
TOTAL COMMUNICATION SERVICES		557,416
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	21,717	809,968
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	52,410	776,629
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Woodside Energy Group Ltd	74,271	1,311,366
Financials - 1.0%
Banks - 0.5%
ANZ Group Holdings Ltd	116,463	2,962,860
Capital Markets - 0.3%
ASX Ltd	7,610	303,540
Macquarie Group Ltd	14,147	2,090,241
		2,393,781
Insurance - 0.2%
QBE Insurance Group Ltd	59,036	809,134
Suncorp Group Ltd	42,436	502,355
		1,311,489
TOTAL FINANCIALS		6,668,130
Health Care - 0.4%
Biotechnology - 0.3%
CSL Ltd	18,944	2,387,131
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	2,559	479,525
TOTAL HEALTH CARE		2,866,656
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	53,196	829,764
Professional Services - 0.0%
Computershare Ltd	20,366	463,889
Transportation Infrastructure - 0.2%
Transurban Group unit	121,508	1,180,339
TOTAL INDUSTRIALS		2,473,992
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	7,884	318,421
Materials - 0.5%
Metals & Mining - 0.5%
Evolution Mining Ltd	79,369	813,001
Fortescue Ltd	66,185	967,846
Northern Star Resources Ltd	53,112	1,070,333
South32 Ltd	176,435	558,923
TOTAL MATERIALS		3,410,103
Real Estate - 0.2%
Industrial REITs - 0.2%
Goodman Group unit	79,915	1,710,088
Utilities - 0.0%
Gas Utilities - 0.0%
Apa Group unit	50,365	310,734
TOTAL AUSTRALIA		21,213,503
AUSTRIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OMV AG	5,764	341,959
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,650	194,596
TOTAL AUSTRIA		536,555
BELGIUM - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Lotus Bakeries NV	16	187,759
Financials - 0.3%
Banks - 0.2%
KBC Group NV	8,955	1,262,101
Insurance - 0.1%
Ageas SA/NV	5,836	414,716
TOTAL FINANCIALS		1,676,817
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	2,882	242,617
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	1,679	243,402
TOTAL BELGIUM		2,350,595
BRAZIL - 1.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	33,400	155,616
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Ultrapar Participacoes SA	28,800	138,890
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	50,925	237,074
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PRIO SA/Brazil (b)	33,600	325,545
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA (PN)	206,855	837,600
Itau Unibanco Holding SA	214,629	1,855,612
		2,693,212
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	203,900	625,716
TOTAL FINANCIALS		3,318,928
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	31,402	252,934
Industrials - 0.1%
Ground Transportation - 0.1%
Localiza Rent a Car SA	36,171	332,586
Rumo SA	51,400	144,157
		476,743
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	40,500	128,978
TOTAL INDUSTRIALS		605,721
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	21,200	179,542
Materials - 0.4%
Chemicals - 0.0%
Yara International ASA	6,563	302,032
Containers & Packaging - 0.0%
Klabin SA unit	33,227	120,969
Metals & Mining - 0.4%
Gerdau SA	51,370	218,843
Wheaton Precious Metals Corp	17,735	2,336,490
		2,555,333
TOTAL MATERIALS		2,978,334
Utilities - 0.1%
Electric Utilities - 0.1%
Cia Energetica de Minas Gerais	69,558	151,732
Cia Paranaense de Energia - Copel	40,000	100,176
CPFL Energia SA	8,500	83,114
Energisa S/A unit	11,220	108,752
Equatorial SA	46,068	358,197
		801,971
Independent Power and Renewable Electricity Producers - 0.0%
Engie Brasil Energia SA	10,500	65,381
TOTAL UTILITIES		867,352
TOTAL BRAZIL		9,059,936
CANADA - 7.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
TELUS Corp	20,509	286,176
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc Class B	14,263	538,404
TOTAL COMMUNICATION SERVICES		824,580
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	1,937	238,303
Dollarama Inc	10,717	1,444,255
TOTAL CONSUMER DISCRETIONARY		1,682,558
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
George Weston Ltd	6,801	474,344
Loblaw Cos Ltd	23,313	1,049,012
Metro Inc/CN	8,000	531,062
TOTAL CONSUMER STAPLES		2,054,418
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp	17,006	2,103,316
Enbridge Inc	85,124	4,155,394
Imperial Oil Ltd	6,798	686,814
Keyera Corp	9,061	306,836
Pembina Pipeline Corp	22,730	944,489
TOTAL ENERGY		8,196,849
Financials - 3.1%
Banks - 2.2%
Bank of Montreal	27,910	3,799,564
Bank of Nova Scotia/The	48,429	3,620,660
National Bank of Canada	15,306	1,823,816
Toronto Dominion Bank	66,380	6,203,885
		15,447,925
Capital Markets - 0.5%
Brookfield Corp Class A	80,456	3,667,539
Insurance - 0.4%
Intact Financial Corp	6,950	1,265,358
Sun Life Financial Inc	21,912	1,380,714
		2,646,072
TOTAL FINANCIALS		21,761,536
Industrials - 0.7%
Aerospace & Defense - 0.0%
CAE Inc (b)	11,717	375,522
Commercial Services & Supplies - 0.2%
Element Fleet Management Corp	15,746	398,955
RB Global Inc	7,261	824,191
		1,223,146
Construction & Engineering - 0.1%
WSP Global Inc	5,113	988,429
Ground Transportation - 0.3%
Canadian National Railway Co	20,540	1,975,938
Professional Services - 0.1%
Thomson Reuters Corp	6,142	678,635
TOTAL INDUSTRIALS		5,241,670
Information Technology - 1.0%
IT Services - 1.0%
CGI Inc Class A	7,672	657,528
Shopify Inc Class A (b)	47,714	6,260,831
		6,918,359
Software - 0.0%
Open Text Corp	9,690	247,507
TOTAL INFORMATION TECHNOLOGY		7,165,866
Materials - 0.9%
Chemicals - 0.2%
Nutrien Ltd	18,986	1,307,192
Metals & Mining - 0.7%
Agnico Eagle Mines Ltd/CA	19,635	3,732,474
Kinross Gold Corp	47,367	1,491,644
		5,224,118
TOTAL MATERIALS		6,531,310
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	1,580	244,789
Utilities - 0.2%
Electric Utilities - 0.2%
Fortis Inc/Canada	19,738	1,052,384
Hydro One Ltd (c)(d)	12,972	512,821
TOTAL UTILITIES		1,565,205
TOTAL CANADA		55,268,781
CHILE - 0.4%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	24,767	192,280
Specialty Retail - 0.0%
Empresas Copec SA	15,645	133,384
TOTAL CONSUMER DISCRETIONARY		325,664
Industrials - 0.1%
Passenger Airlines - 0.1%
Latam Airlines Group SA	12,380,764	401,674
Materials - 0.3%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B (b)	5,594	433,395
Metals & Mining - 0.2%
Antofagasta PLC	15,420	769,726
Lundin Mining Corp	26,778	675,522
		1,445,248
Paper & Forest Products - 0.0%
Empresas Cmpc SA	41,182	61,691
TOTAL MATERIALS		1,940,334
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	754,617	71,253
Enel Chile SA	1,013,912	86,037
TOTAL UTILITIES		157,290
TOTAL CHILE		2,824,962
CHINA - 10.3%
Communication Services - 3.4%
Entertainment - 0.3%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	4,900	18,693
China Ruyi Holdings Ltd (b)	456,000	126,081
Kingsoft Corp Ltd	41,800	161,162
Netease Inc	68,100	1,765,839
		2,071,775
Interactive Media & Services - 3.1%
Baidu Inc A Shares (b)	86,962	1,666,849
Bilibili Inc Z Shares (b)	9,680	331,635
Kuaishou Technology B Shares (c)(d)	98,700	1,012,635
Tencent Holdings Ltd	250,200	19,230,825
		22,241,944
Media - 0.0%
China Literature Ltd (b)(c)(d)	15,000	68,739
TOTAL COMMUNICATION SERVICES		24,382,458
Consumer Discretionary - 3.7%
Automobiles - 0.6%
BYD Co Ltd A Shares (China)	14,400	188,271
BYD Co Ltd H Shares	142,700	1,779,022
Geely Automobile Holdings Ltd	239,000	492,250
Great Wall Motor Co Ltd A Shares (China)	5,300	15,774
Great Wall Motor Co Ltd H Shares	92,500	156,888
Li Auto Inc A Shares (b)	48,230	403,056
NIO Inc A Shares (b)	72,509	345,679
Seres Group Co Ltd A Shares (China)	3,600	53,904
XPeng Inc A Shares (b)	48,916	440,322
Yadea Group Holdings Ltd (c)(d)	45,884	64,843
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	20,300	110,230
		4,050,239
Broadline Retail - 2.6%
Alibaba Group Holding Ltd	670,800	14,270,323
JD.com Inc A Shares	93,500	1,333,370
MINISO Group Holding Ltd A Shares	18,232	84,662
Prosus NV Class N	51,091	2,937,798
Vipshop Holdings Ltd Class A ADR	12,338	211,103
		18,837,256
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd ADR	7,711	366,350
Tongcheng Travel Holdings Ltd (c)	50,800	151,123
Trip.com Group Ltd	24,300	1,491,428
Yum China Holdings Inc (Hong Kong)	14,583	726,154
		2,735,055
Household Durables - 0.0%
Haier Smart Home Co Ltd A Shares (China)	18,800	67,906
Haier Smart Home Co Ltd H Shares	92,200	304,497
		372,403
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	2,900	37,282
China Tourism Group Duty Free Corp Ltd H Shares (c)(d)	1,700	19,736
Chow Tai Fook Jewellery Group Ltd	78,200	144,146
Pop Mart International Group Ltd (c)(d)	21,000	601,068
		802,232
Textiles, Apparel & Luxury Goods - 0.0%
Bosideng International Holdings Ltd	186,000	113,570
Shenzhou International Group Holdings Ltd	32,700	260,776
		374,346
TOTAL CONSUMER DISCRETIONARY		27,171,531
Consumer Staples - 0.2%
Beverages - 0.0%
Nongfu Spring Co Ltd H Shares (c)(d)	79,200	486,021
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (b)	220,000	183,613
JD Health International Inc (b)(c)(d)	44,000	356,243
		539,856
Food Products - 0.1%
China Feihe Ltd (c)(d)	133,000	66,057
China Mengniu Dairy Co Ltd	124,000	258,727
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	7,600	28,074
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	14,100	53,424
Want Want China Holdings Ltd	193,000	116,609
		522,891
TOTAL CONSUMER STAPLES		1,548,768
Energy - 0.1%
Energy Equipment & Services - 0.0%
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	2,200	27,928
Oil, Gas & Consumable Fuels - 0.1%
China Petroleum & Chemical Corp A Shares (China)	49,000	45,886
China Petroleum & Chemical Corp H Shares	936,000	644,600
		690,486
TOTAL ENERGY		718,414
Financials - 1.3%
Banks - 1.2%
Agricultural Bank of China Ltd A Shares (China)	204,500	197,683
Agricultural Bank of China Ltd H Shares	1,079,000	755,511
China Construction Bank Corp A Shares (China)	113,900	142,872
China Construction Bank Corp H Shares	3,672,000	3,707,730
China Merchants Bank Co Ltd A Shares (China)	45,500	253,100
China Merchants Bank Co Ltd H Shares	155,500	952,654
China Minsheng Banking Corp Ltd A Shares (China)	152,000	81,993
China Minsheng Banking Corp Ltd H Shares	191,500	95,357
Industrial & Commercial Bank of China Ltd A Shares (China)	154,600	161,233
Industrial & Commercial Bank of China Ltd H Shares	2,536,000	2,106,814
Industrial Bank Co Ltd A Shares (China)	52,700	141,761
Postal Savings Bank of China Co Ltd H Shares (c)(d)	349,000	227,839
		8,824,547
Capital Markets - 0.1%
Guotai Haitong Securities Co Ltd A Shares (China)	29,900	85,290
Guotai Haitong Securities Co Ltd H Shares (c)(d)	78,600	167,219
Huatai Securities Co Ltd A Shares (China)	13,500	44,587
Huatai Securities Co Ltd H Shares (c)(d)	58,400	139,345
Orient Securities Co Ltd/China A Shares (China)	16,400	24,134
		460,575
TOTAL FINANCIALS		9,285,122
Health Care - 0.5%
Biotechnology - 0.1%
Chongqing Zhifei Biological Products Co Ltd A Shares (China) (b)	5,400	13,493
Imeik Technology Development Co Ltd A Shares (China)	660	13,266
Innovent Biologics Inc (b)(c)(d)	57,000	591,736
		618,495
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	91,200	58,371
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	2,700	73,507
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	1,800	13,950
		145,828
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	20,500	32,644
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	3,100	11,260
Huadong Medicine Co Ltd A Shares (China)	4,000	20,754
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	3,900	9,706
Shanghai Pharmaceuticals Holding Co Ltd H Shares	3,500	5,331
Sinopharm Group Co Ltd H Shares	55,600	148,607
		228,302
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	44,000	72,375
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	900	8,157
Pharmaron Beijing Co Ltd A Shares (China)	3,250	13,876
Wuxi Apptec Co Ltd A Shares (China)	5,676	77,729
Wuxi Apptec Co Ltd H Shares (c)(d)	15,280	217,501
Wuxi Biologics Cayman Inc (b)(c)(d)	136,500	646,497
		1,036,135
Pharmaceuticals - 0.3%
Beijing Tong Ren Tang Co Ltd A Shares (China)	2,900	12,648
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	3,832	15,495
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	3,060	17,110
CSPC Pharmaceutical Group Ltd	317,280	389,894
Hansoh Pharmaceutical Group Co Ltd (c)(d)	58,000	286,581
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	15,600	130,513
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	4,800	18,415
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	3,400	15,137
Sino Biopharmaceutical Ltd	405,750	344,873
Yunnan Baiyao Group Co Ltd A Shares (China)	3,920	31,358
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	1,300	29,995
		1,292,019
TOTAL HEALTH CARE		3,320,779
Industrials - 0.4%
Aerospace & Defense - 0.0%
Kuang-Chi Technologies Co Ltd A Shares (China) (b)	4,700	32,094
Air Freight & Logistics - 0.1%
JD Logistics Inc (b)(c)(d)	81,200	116,310
SF Holding Co Ltd A Shares (China)	10,500	56,640
ZTO Express Cayman Inc A Shares	16,506	364,456
		537,406
Electrical Equipment - 0.2%
CNGR Advanced Material Co Ltd A Shares (China)	2,080	16,387
Contemporary Amperex Technology Co Ltd A Shares (China)	10,340	520,589
Eve Energy Co Ltd A Shares (China)	4,500	41,292
GEM Co Ltd A Shares (China)	11,300	14,564
Goldwind Science & Technology Co Ltd A Shares (China)	6,400	24,038
Goldwind Science & Technology Co Ltd H Shares	1,418	2,643
Shanghai Electric Group Co Ltd A Shares (China) (b)	27,500	34,455
Sungrow Power Supply Co Ltd A Shares (China)	4,880	106,000
Sunwoda Electronic Co Ltd A Shares (China)	4,100	13,819
		773,787
Industrial Conglomerates - 0.0%
CITIC Ltd	156,000	249,813
Fosun International Ltd	89,500	47,659
		297,472
Machinery - 0.1%
Airtac International Group	6,000	216,696
Haitian International Holdings Ltd	23,000	71,190
Shenzhen Inovance Technology Co Ltd A Shares (China)	3,000	32,206
Sinotruk Hong Kong Ltd	25,500	117,249
Weichai Power Co Ltd A Shares (China)	13,200	45,077
Weichai Power Co Ltd H Shares	78,000	265,788
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	16,200	20,437
		768,643
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	28,300	33,829
China Southern Airlines Co Ltd A Shares (China) (b)	24,600	25,514
		59,343
Professional Services - 0.0%
Kanzhun Ltd ADR	14,688	272,022
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	7,600	78,898
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	46,000	92,623
Jiangsu Expressway Co Ltd H Shares	44,000	58,013
Zhejiang Expressway Co Ltd H Shares	58,440	55,132
		205,768
TOTAL INDUSTRIALS		3,025,433
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Sunny Optical Technology Group Co Ltd	27,700	221,966
Software - 0.0%
Kingdee International Software Group Co Ltd (b)	117,000	193,949
Technology Hardware, Storage & Peripherals - 0.1%
Lenovo Group Ltd	318,000	358,295
TOTAL INFORMATION TECHNOLOGY		774,210
Materials - 0.3%
Chemicals - 0.1%
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	4,640	35,934
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	4,100	24,010
Hengli Petrochemical Co Ltd A Shares (China)	15,500	58,194
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (b)	14,900	28,335
Rongsheng Petrochemical Co Ltd A Shares (China)	22,200	47,103
Satellite Chemical Co Ltd A Shares (China)	7,400	25,931
Shanghai Putailai New Energy Technology Group Co Ltd A Shares (China)	4,585	18,276
Tianqi Lithium Corp A Shares (China) (b)	3,300	25,895
Wanhua Chemical Group Co Ltd A Shares (China)	6,900	87,315
Zangge Mining Co Ltd A Shares (China)	3,500	43,449
Zhejiang NHU Co Ltd A Shares (China)	6,900	27,653
		422,095
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	10,500	37,035
Anhui Conch Cement Co Ltd H Shares	46,000	146,148
China Jushi Co Ltd A Shares (China)	8,657	26,612
China National Building Material Co Ltd H Shares	136,000	97,838
		307,633
Metals & Mining - 0.2%
Baoshan Iron & Steel Co Ltd A Shares (China)	47,900	50,300
China Hongqiao Group Ltd	112,000	517,843
CMOC Group Ltd A Shares (China)	38,300	134,044
CMOC Group Ltd H Shares	150,000	428,566
Shandong Nanshan Aluminum Co Ltd A Shares (China)	25,100	26,502
Western Mining Co Ltd A Shares (China)	5,300	27,141
Xiamen Tungsten Co Ltd A Shares (China)	3,500	28,471
		1,212,867
TOTAL MATERIALS		1,942,595
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	19,900	30,257
China Overseas Land & Investment Ltd	151,000	271,379
China Resources Land Ltd	127,000	498,760
China Vanke Co Ltd A Shares (China) (b)	18,900	13,267
China Vanke Co Ltd H Shares (b)	84,900	41,298
KE Holdings Inc A Shares	78,647	499,969
Longfor Group Holdings Ltd (c)(d)	77,656	102,387
TOTAL REAL ESTATE		1,457,317
Utilities - 0.1%
Gas Utilities - 0.1%
China Gas Holdings Ltd	99,800	98,879
China Resources Gas Group Ltd	33,900	93,298
ENN Energy Holdings Ltd	30,300	261,224
ENN Natural Gas Co Ltd A Shares (China)	5,600	15,716
Kunlun Energy Co Ltd	156,000	159,752
		628,869
Independent Power and Renewable Electricity Producers - 0.0%
China Three Gorges Renewables Group Co Ltd A Shares (China)	61,800	36,537
China Yangtze Power Co Ltd A Shares (China)	61,800	234,337
Sichuan Chuantou Energy Co Ltd A Shares (China)	10,700	21,425
		292,299
TOTAL UTILITIES		921,168
TOTAL CHINA		74,547,795
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA	9,987	225,572
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	17,670	144,825
TOTAL COLOMBIA		370,397
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd Class A (b)	29,991	379,279
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	2,981	180,749
Moneta Money Bank AS (c)(d)	9,365	93,955

TOTAL CZECH REPUBLIC		274,704
DENMARK - 1.9%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	3,035	245,195
Financials - 0.0%
Insurance - 0.0%
Tryg A/S	13,071	317,628
Health Care - 1.2%
Biotechnology - 0.1%
Genmab A/S (b)	2,380	775,369
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	4,929	420,173
Pharmaceuticals - 1.0%
Novo Nordisk A/S Series B	125,749	7,466,881
TOTAL HEALTH CARE		8,662,423
Industrials - 0.5%
Air Freight & Logistics - 0.3%
DSV A/S	7,978	2,240,047
Building Products - 0.0%
ROCKWOOL A/S Series B	3,816	129,343
Electrical Equipment - 0.2%
Vestas Wind Systems A/S	39,448	1,195,725
TOTAL INDUSTRIALS		3,565,115
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	13,776	843,350
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted AS (b)(c)(d)	20,659	464,310
TOTAL DENMARK		14,098,021
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	97,244	277,662
FINLAND - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	5,508	242,614
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	10,590	267,878
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Neste Oyj	16,575	423,593
Financials - 0.1%
Insurance - 0.1%
Sampo Oyj A Shares	94,405	1,052,834
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	13,288	954,822
Metso Oyj	25,969	508,371
TOTAL INDUSTRIALS		1,463,193
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	206,909	1,332,683
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	22,975	265,199
UPM-Kymmene Oyj	20,477	564,922
TOTAL MATERIALS		830,121
TOTAL FINLAND		5,612,916
FRANCE - 6.5%
Communication Services - 0.1%
Media - 0.1%
Publicis Groupe SA	8,953	894,837
Consumer Discretionary - 1.5%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	26,222	973,771
Textiles, Apparel & Luxury Goods - 1.4%
Hermes International SCA	1,236	2,972,673
Kering SA	2,908	907,813
LVMH Moet Hennessy Louis Vuitton SE	9,763	6,301,086
		10,181,572
TOTAL CONSUMER DISCRETIONARY		11,155,343
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	22,736	372,397
Food Products - 0.3%
Danone SA	25,272	1,980,313
Personal Care Products - 0.6%
L'Oreal SA	9,380	4,309,543
TOTAL CONSUMER STAPLES		6,662,253
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
TotalEnergies SE	77,499	5,617,449
Financials - 1.5%
Banks - 1.1%
BNP Paribas SA	39,246	4,243,771
Credit Agricole SA	41,653	902,055
Societe Generale SA Series A	27,588	2,417,523
		7,563,349
Insurance - 0.4%
AXA SA	67,685	3,086,378
TOTAL FINANCIALS		10,649,727
Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
EssilorLuxottica SA	11,751	3,592,301
Industrials - 0.5%
Construction & Engineering - 0.1%
Bouygues SA	7,495	405,208
Eiffage SA	2,683	397,378
		802,586
Electrical Equipment - 0.2%
Legrand SA	10,245	1,635,696
Professional Services - 0.1%
Bureau Veritas SA	13,384	429,934
Trading Companies & Distributors - 0.0%
Rexel SA	8,630	363,559
Transportation Infrastructure - 0.1%
Aeroports de Paris SA	1,337	176,707
Getlink SE Series A	11,763	232,992
		409,699
TOTAL INDUSTRIALS		3,641,474
Information Technology - 0.1%
Software - 0.1%
Dassault Systemes SE	26,191	720,379
Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	22,590	4,230,259
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	2,221	141,505
Office REITs - 0.0%
Gecina SA	1,805	165,708
TOTAL REAL ESTATE		307,213
TOTAL FRANCE		47,471,235
GERMANY - 2.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	2,932	292,111
Consumer Discretionary - 0.2%
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	8,693	250,805
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	6,684	1,185,098
TOTAL CONSUMER DISCRETIONARY		1,435,903
Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	4,088	337,461
Personal Care Products - 0.1%
Beiersdorf AG	3,818	455,409
TOTAL CONSUMER STAPLES		792,870
Financials - 0.9%
Banks - 0.2%
Commerzbank AG	28,612	1,176,519
Capital Markets - 0.3%
Deutsche Boerse AG	7,352	1,861,713
Insurance - 0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,099	3,090,385
TOTAL FINANCIALS		6,128,617
Health Care - 0.1%
Pharmaceuticals - 0.1%
Merck KGaA	5,059	753,754
Industrials - 0.3%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	2,110	936,658
Machinery - 0.1%
Gea Group Ag	5,646	404,226
Knorr-Bremse AG	2,854	333,055
		737,281
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	23,439	241,716
TOTAL INDUSTRIALS		1,915,655
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	51,018	2,493,888
Materials - 0.3%
Chemicals - 0.1%
Evonik Industries AG	10,352	160,746
Symrise AG	5,129	431,796
		592,542
Construction Materials - 0.2%
Heidelberg Materials AG	5,227	1,431,523
TOTAL MATERIALS		2,024,065
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	2,965	213,685
Vonovia SE	29,635	867,692
TOTAL REAL ESTATE		1,081,377
TOTAL GERMANY		16,918,240
GREECE - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	6,487	121,261
Financials - 0.3%
Banks - 0.3%
Alpha Bank SA	85,961	411,492
Eurobank SA	101,044	495,259
National Bank of Greece SA	33,978	600,714
Piraeus Bank SA	43,224	436,015
TOTAL FINANCIALS		1,943,480
TOTAL GREECE		2,064,741
HONG KONG - 1.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	148,000	221,656
Consumer Staples - 0.1%
Food Products - 0.1%
WH Group Ltd (c)(d)	321,000	377,207
Financials - 1.2%
Capital Markets - 0.3%
Hong Kong Exchanges & Clearing Ltd	47,200	2,602,189
Insurance - 0.9%
AIA Group Ltd	410,400	4,734,983
Prudential PLC	99,995	1,642,443
		6,377,426
TOTAL FINANCIALS		8,979,615
Industrials - 0.1%
Ground Transportation - 0.1%
MTR Corp Ltd	61,656	272,918
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	13,000	125,472
Marine Transportation - 0.0%
Orient Overseas International Ltd	5,000	81,860
TOTAL INDUSTRIALS		480,250
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Sino Land Co Ltd	140,872	212,423
Utilities - 0.1%
Electric Utilities - 0.0%
CK Infrastructure Holdings Ltd	24,500	201,498
Gas Utilities - 0.1%
Hong Kong & China Gas Co Ltd	445,356	420,153
TOTAL UTILITIES		621,651
TOTAL HONG KONG		10,892,802
HUNGARY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
MOL Hungarian Oil & Gas PLC Class A	16,179	197,598
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	5,526	184,954
TOTAL HUNGARY		382,552
INDIA - 3.6%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Info Edge India Ltd	13,993	190,665
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Balkrishna Industries Ltd	2,835	71,290
Automobiles - 0.4%
Eicher Motors Ltd	5,300	411,687
Hero MotoCorp Ltd	4,706	284,021
Mahindra & Mahindra Ltd	36,436	1,363,678
TVS Motor Co Ltd	9,189	368,526
		2,427,912
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	94,497	281,964
Indian Hotels Co Ltd/The	33,733	248,011
		529,975
Specialty Retail - 0.0%
Trent Ltd	7,121	293,984
TOTAL CONSUMER DISCRETIONARY		3,323,161
Consumer Staples - 0.3%
Food Products - 0.2%
Britannia Industries Ltd	4,264	272,528
Marico Ltd	21,317	169,664
Nestle India Ltd	26,525	385,433
Tata Consumer Products Ltd	23,501	290,616
		1,118,241
Personal Care Products - 0.1%
Colgate-Palmolive India Ltd	4,490	103,526
Dabur India Ltd	21,669	119,719
Hindustan Unilever Ltd	31,866	824,678
Kwality Wall's India Ltd (e)	30,153	13,220
		1,061,143
TOTAL CONSUMER STAPLES		2,179,384
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Reliance Industries Ltd	237,733	3,617,823
Financials - 1.1%
Banks - 1.1%
AU Small Finance Bank Ltd (c)(d)	14,294	153,137
Axis Bank Ltd	89,712	1,340,778
HDFC Bank Ltd	443,768	4,497,256
Kotak Mahindra Bank Ltd	213,595	950,409
Union Bank of India Ltd	55,954	110,304
		7,051,884
Insurance - 0.0%
ICICI Prudential Life Insurance Co Ltd (c)(d)	13,266	92,137
TOTAL FINANCIALS		7,144,021
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	30,502	318,279
Pharmaceuticals - 0.1%
Cipla Ltd/India	22,210	320,698
Torrent Pharmaceuticals Ltd	4,665	201,509
		522,207
TOTAL HEALTH CARE		840,486
Industrials - 0.2%
Building Products - 0.0%
Astral Ltd	4,434	71,403
Construction & Engineering - 0.0%
Voltas Ltd	8,621	124,848
Electrical Equipment - 0.1%
ABB India Ltd	1,944	118,270
Havells India Ltd	8,847	123,982
Suzlon Energy Ltd (b)	402,562	209,284
		451,536
Industrial Conglomerates - 0.0%
Siemens Ltd (b)	3,570	120,746
Machinery - 0.0%
Ashok Leyland Ltd	114,376	245,344
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (c)(d)	7,419	371,905
Transportation Infrastructure - 0.0%
GMR Airports Ltd (b)	104,747	107,256
TOTAL INDUSTRIALS		1,493,038
Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd	37,125	686,513
Infosys Ltd	129,818	2,323,286
TOTAL INFORMATION TECHNOLOGY		3,009,799
Materials - 0.4%
Chemicals - 0.1%
Asian Paints Ltd	14,834	392,845
Coromandel International Ltd	4,679	116,477
PI Industries Ltd	2,783	96,983
Pidilite Industries Ltd	12,458	194,436
Supreme Industries Ltd	2,330	89,280
UPL Ltd	20,149	154,687
		1,044,708
Construction Materials - 0.1%
Grasim Industries Ltd	10,750	330,493
UltraTech Cement Ltd	4,603	637,234
		967,727
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	7,141	159,316
Hindalco Industries Ltd	52,055	546,471
Jindal Stainless Ltd	13,000	116,618
Vedanta Ltd	53,807	399,941
		1,222,346
TOTAL MATERIALS		3,234,781
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lodha Developers Ltd (c)(d)	11,912	126,207
Utilities - 0.1%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	183,099	512,192
Torrent Power Ltd	6,471	97,925
		610,117
Gas Utilities - 0.0%
GAIL India Ltd	94,668	172,716
Independent Power and Renewable Electricity Producers - 0.0%
NHPC Ltd	110,588	94,313
TOTAL UTILITIES		877,146
TOTAL INDIA		26,036,511
INDONESIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	1,904,900	407,192
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (b)	898,127	115,571
Chandra Asri Pacific Tbk PT	343,500	132,537
		248,108
Metals & Mining - 0.1%
Amman Mineral Internasional PT (b)	557,400	250,614
TOTAL MATERIALS		498,722
TOTAL INDONESIA		905,914
IRELAND - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	6,350	563,018
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	6,018	524,307
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	6,898	990,967
TOTAL INDUSTRIALS		1,515,274
TOTAL IRELAND		2,078,292
ISRAEL - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nice Ltd (b)	2,416	258,074
ITALY - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	10,285	90,703
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	9,131	530,456
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	8,524	460,721
Financials - 0.9%
Banks - 0.6%
FinecoBank Banca Fineco SpA	23,910	633,437
Intesa Sanpaolo SpA	555,795	3,934,692
		4,568,129
Financial Services - 0.1%
Nexi SpA (c)(d)	20,942	89,489
Poste Italiane SpA (c)(d)	17,775	467,745
		557,234
Insurance - 0.2%
Generali	33,267	1,356,102
TOTAL FINANCIALS		6,481,465
Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	11,017	1,311,777
Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	317,439	3,507,244
TOTAL ITALY		12,382,366
JAPAN - 13.5%
Communication Services - 1.3%
Entertainment - 0.2%
Capcom Co Ltd	13,500	344,100
Konami Group Corp	3,900	566,252
Nexon Co Ltd	14,500	345,073
Toho Co Ltd/Tokyo	4,100	208,682
		1,464,107
Interactive Media & Services - 0.0%
LY Corp	107,300	274,733
Wireless Telecommunication Services - 1.1%
KDDI Corp	114,300	1,929,838
SoftBank Corp	1,119,700	1,521,962
SoftBank Group Corp	149,200	4,074,263
		7,526,063
TOTAL COMMUNICATION SERVICES		9,264,903
Consumer Discretionary - 2.0%
Automobile Components - 0.1%
Bridgestone Corp	44,600	1,004,136
Automobiles - 0.2%
Isuzu Motors Ltd	20,900	335,594
Subaru Corp	22,900	491,621
Yamaha Motor Co Ltd	36,200	272,155
		1,099,370
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	74,600	441,672
Rakuten Group Inc (b)	58,400	349,057
		790,729
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	42,200	738,770
Household Durables - 1.0%
Panasonic Holdings Corp	91,100	1,249,045
Sekisui House Ltd	23,100	513,167
Sony Group Corp	240,100	5,293,703
		7,055,915
Leisure Products - 0.0%
Bandai Namco Holdings Inc	22,900	593,364
Specialty Retail - 0.4%
Fast Retailing Co Ltd	7,400	2,811,580
ZOZO Inc	17,600	145,112
		2,956,692
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	27,283	654,926
TOTAL CONSUMER DISCRETIONARY		14,893,902
Consumer Staples - 0.6%
Beverages - 0.0%
Suntory Beverage & Food Ltd	5,400	170,032
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	86,900	1,187,604
Kobe Bussan Co Ltd	5,800	142,601
MatsukiyoCocokara & Co	12,800	204,952
		1,535,157
Food Products - 0.2%
Ajinomoto Co Inc	35,400	805,169
Kikkoman Corp	26,600	238,998
		1,044,167
Household Products - 0.0%
Unicharm Corp	43,300	262,833
Personal Care Products - 0.1%
Kao Corp	18,300	732,046
Shiseido Co Ltd	15,400	261,609
		993,655
TOTAL CONSUMER STAPLES		4,005,844
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	105,800	887,705
Financials - 2.8%
Banks - 1.5%
Mizuho Financial Group Inc	97,200	4,220,224
Sumitomo Mitsui Financial Group Inc	143,100	5,035,754
Sumitomo Mitsui Trust Group Inc	24,800	828,290
Yokohama Financial Group Inc	39,600	359,256
		10,443,524
Capital Markets - 0.2%
Daiwa Securities Group Inc	52,200	507,125
Nomura Holdings Inc	117,500	1,064,825
		1,571,950
Financial Services - 0.2%
ORIX Corp	45,400	1,383,583
Insurance - 0.9%
Dai-ichi Life Holdings Inc	137,300	1,199,911
MS&AD Insurance Group Holdings Inc	50,300	1,281,522
Sompo Holdings Inc	34,700	1,196,613
T&D Holdings Inc	18,100	444,781
Tokio Marine Holdings Inc	71,700	2,672,442
		6,795,269
TOTAL FINANCIALS		20,194,326
Health Care - 0.7%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	13,400	2,239,972
Sysmex Corp	19,400	183,568
		2,423,540
Pharmaceuticals - 0.4%
Astellas Pharma Inc	70,700	983,430
Daiichi Sankyo Co Ltd	70,300	1,287,870
Eisai Co Ltd	10,100	281,582
		2,552,882
TOTAL HEALTH CARE		4,976,422
Industrials - 3.1%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	11,300	108,794
Building Products - 0.2%
Daikin Industries Ltd	10,300	1,234,253
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	15,400	275,391
Secom Co Ltd	15,500	567,821
		843,212
Construction & Engineering - 0.1%
Obayashi Corp	24,900	561,038
Electrical Equipment - 0.1%
Fuji Electric Co Ltd	5,600	397,674
Ground Transportation - 0.1%
Hankyu Hanshin Holdings Inc	9,400	262,150
Tokyu Corp	19,500	219,936
West Japan Railway Co	16,000	326,596
		808,682
Industrial Conglomerates - 0.9%
Hitachi Ltd	178,900	6,207,855
Sekisui Chemical Co Ltd	14,700	259,596
		6,467,451
Machinery - 0.5%
Daifuku Co Ltd	12,600	450,884
FANUC Corp	36,500	1,465,643
Komatsu Ltd	37,200	1,423,838
Kubota Corp	38,300	586,404
		3,926,769
Passenger Airlines - 0.0%
ANA Holdings Inc	6,300	122,328
Professional Services - 0.4%
Recruit Holdings Co Ltd	55,000	2,897,058
Trading Companies & Distributors - 0.7%
ITOCHU Corp	232,100	2,971,477
Marubeni Corp	55,100	1,821,120
		4,792,597
TOTAL INDUSTRIALS		22,159,856
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 0.2%
Shimadzu Corp	9,100	244,846
TDK Corp	76,000	980,645
Yokogawa Electric Corp	8,800	291,590
		1,517,081
IT Services - 0.6%
Fujitsu Ltd	68,700	1,908,883
NEC Corp	50,600	1,703,451
Nomura Research Institute Ltd	14,700	446,528
TIS Inc	8,300	241,234
		4,300,096
Semiconductors & Semiconductor Equipment - 0.8%
Renesas Electronics Corp	69,500	1,155,469
Tokyo Electron Ltd	17,500	4,663,034
		5,818,503
Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp	43,700	872,919
TOTAL INFORMATION TECHNOLOGY		12,508,599
Materials - 0.7%
Chemicals - 0.6%
Asahi Kasei Corp	50,900	493,180
Mitsubishi Chemical Group Corp	50,500	332,838
Nippon Paint Holdings Co Ltd	36,500	241,627
Nitto Denko Corp	26,600	588,858
Shin-Etsu Chemical Co Ltd	65,900	2,167,094
Toray Industries Inc	54,500	400,932
		4,224,529
Metals & Mining - 0.1%
JFE Holdings Inc	22,600	304,624
Sumitomo Metal Mining Co Ltd	9,700	548,132
		852,756
TOTAL MATERIALS		5,077,285
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Daiwa House Industry Co Ltd	21,900	744,340
Mitsubishi Estate Co Ltd	41,500	1,056,539
Mitsui Fudosan Co Ltd	103,200	1,178,638
TOTAL REAL ESTATE		2,979,517
Utilities - 0.1%
Gas Utilities - 0.1%
Osaka Gas Co Ltd	14,000	524,140
Tokyo Gas Co Ltd	12,300	544,106
TOTAL UTILITIES		1,068,246
TOTAL JAPAN		98,016,605
KOREA (SOUTH) - 1.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	7,725	85,198
Entertainment - 0.1%
HYBE Co Ltd	888	228,928
Krafton Inc (b)	1,121	196,269
		425,197
Interactive Media & Services - 0.2%
Kakao Corp	12,106	512,368
NAVER Corp	5,516	1,045,612
		1,557,980
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	4,167	208,360
TOTAL COMMUNICATION SERVICES		2,276,735
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp (b)	857	66,694
Household Durables - 0.1%
Coway Co Ltd (b)	2,135	122,737
LG Electronics Inc	4,167	284,650
		407,387
TOTAL CONSUMER DISCRETIONARY		474,081
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Amorepacific Corp	1,073	102,661
LG H&H Co Ltd	365	66,044
TOTAL CONSUMER STAPLES		168,705
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	1,674	270,013
SK Innovation Co Ltd	2,646	204,278
TOTAL ENERGY		474,291
Financials - 0.5%
Banks - 0.5%
Hana Financial Group Inc	10,891	751,476
KakaoBank Corp	6,122	96,637
KB Financial Group Inc	14,163	1,315,293
Shinhan Financial Group Co Ltd	17,095	991,293
Woori Financial Group Inc	25,864	539,305
		3,694,004
Capital Markets - 0.0%
Mirae Asset Securities Co Ltd	7,845	231,176
TOTAL FINANCIALS		3,925,180
Health Care - 0.0%
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (b)	1,235	100,452
Yuhan Corp (b)	2,193	163,259
TOTAL HEALTH CARE		263,711
Industrials - 0.8%
Aerospace & Defense - 0.0%
Hanwha Systems Co Ltd (b)	2,987	193,954
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	1,460	243,546
Electrical Equipment - 0.4%
Doosan Enerbility Co Ltd (b)	17,517	1,093,960
HD Hyundai Electric Co Ltd	917	561,933
LG Energy Solution Ltd (b)	1,831	502,325
LS Electric Co Ltd (b)	578	225,506
POSCO Future M Co Ltd (b)	1,371	211,217
		2,594,941
Industrial Conglomerates - 0.4%
LG Corp	3,682	232,738
Samsung C&T Corp	3,327	691,438
SK Inc	1,427	328,045
SK Square Co Ltd (b)	3,625	1,424,284
		2,676,505
Machinery - 0.0%
Doosan Bobcat Inc	1,933	78,347
Marine Transportation - 0.0%
HMM Co Ltd	9,328	128,597
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd (b)	7,407	118,963
TOTAL INDUSTRIALS		6,034,853
Materials - 0.1%
Chemicals - 0.1%
LG Chem Ltd	1,935	414,148
TOTAL KOREA (SOUTH)		14,031,704
KUWAIT - 0.2%
Financials - 0.2%
Banks - 0.2%
Kuwait Finance House KSCP	431,937	1,136,454
LUXEMBOURG - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SE	4,547	367,260
MALAYSIA - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	42,195	84,561
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	101,104	58,990
CELCOMDIGI BHD	141,600	117,103
Maxis Bhd	86,200	83,532
		259,625
TOTAL COMMUNICATION SERVICES		344,186
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	122,500	56,868
Petronas Dagangan Bhd	10,900	58,620
TOTAL CONSUMER DISCRETIONARY		115,488
Consumer Staples - 0.0%
Food Products - 0.0%
Nestle Malaysia Bhd	2,600	73,871
Financials - 0.4%
Banks - 0.4%
AMMB Holdings Bhd	100,300	164,113
CIMB Group Holdings Bhd	317,205	690,416
Malayan Banking Bhd	237,940	712,251
Public Bank Bhd	563,800	696,526
TOTAL FINANCIALS		2,263,306
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	86,400	196,384
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	183,347	205,579
Industrial Conglomerates - 0.0%
Sunway Bhd	101,200	147,872
TOTAL INDUSTRIALS		353,451
Materials - 0.1%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	88,000	72,106
Metals & Mining - 0.1%
Press Metal Aluminium Holdings Bhd	144,000	276,164
TOTAL MATERIALS		348,270
Utilities - 0.0%
Gas Utilities - 0.0%
Petronas Gas Bhd	32,500	151,535
Multi-Utilities - 0.0%
YTL Corp Bhd	106,700	56,300
YTL Corp Bhd warrants 6/2/2028 (b)	23,440	4,153
YTL Power International Bhd	111,300	91,197
YTL Power International Bhd warrants 6/2/2028 (b)	14,800	3,678
		155,328
TOTAL UTILITIES		306,863
TOTAL MALAYSIA		4,001,819
MEXICO - 0.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	708,600	730,252
Consumer Staples - 0.2%
Beverages - 0.1%
Fomento Economico Mexicano SAB de CV unit	67,300	702,422
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	203,400	645,489
Food Products - 0.0%
Grupo Bimbo SAB de CV	50,300	174,709
TOTAL CONSUMER STAPLES		1,522,620
Financials - 0.2%
Banks - 0.2%
Grupo Financiero Banorte SAB de CV	99,100	1,120,347
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SAB de CV Series B	15,160	416,232
Grupo Aeroportuario del Sureste SAB de CV Series B	6,935	239,927
TOTAL INDUSTRIALS		656,159
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV unit	593,000	735,651
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	110,100	171,236
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	40,940	188,114
TOTAL REAL ESTATE		359,350
TOTAL MEXICO		5,124,379
NETHERLANDS - 4.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	152,846	748,565
Entertainment - 0.1%
Universal Music Group NV	43,021	1,054,770
TOTAL COMMUNICATION SERVICES		1,803,335
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	35,040	1,368,983
Financials - 0.7%
Banks - 0.5%
ING Groep NV	117,957	3,478,661
Insurance - 0.2%
ASR Nederland NV	6,160	446,721
NN Group NV	10,519	832,660
		1,279,381
TOTAL FINANCIALS		4,758,042
Industrials - 0.1%
Professional Services - 0.1%
Randstad NV	4,238	151,258
Wolters Kluwer NV	9,094	853,955
TOTAL INDUSTRIALS		1,005,213
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
ASML Holding NV	15,155	21,730,846
Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	6,616	463,499
TOTAL NETHERLANDS		31,129,918
NEW ZEALAND - 0.1%
Information Technology - 0.1%
Software - 0.1%
Xero Ltd (b)	6,466	422,119
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	32,857	184,973
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	51,481	175,131
TOTAL UTILITIES		360,104
TOTAL NEW ZEALAND		782,223
NORWAY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	24,241	407,771
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	17,998	413,764
Orkla ASA	27,611	327,416
TOTAL CONSUMER STAPLES		741,180
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	12,414	362,733
Equinor ASA	29,984	805,926
TOTAL ENERGY		1,168,659
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	34,622	994,747
Insurance - 0.0%
Gjensidige Forsikring ASA	7,708	219,142
TOTAL FINANCIALS		1,213,889
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	53,370	473,813
TOTAL NORWAY		4,005,312
PERU - 0.2%
Financials - 0.2%
Banks - 0.2%
Credicorp Ltd	2,642	942,745
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	6,373	218,339
TOTAL PERU		1,161,084
PHILIPPINES - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	9,090	78,061
SM Investments Corp	8,085	96,050
TOTAL INDUSTRIALS		174,111
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	11,420	114,350
TOTAL PHILIPPINES		288,461
POLAND - 0.4%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	31,205	256,631
Specialty Retail - 0.0%
CCC SA (b)	1,978	65,581
TOTAL CONSUMER DISCRETIONARY		322,212
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA (b)	14,670	89,184
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	22,659	688,507
Financials - 0.2%
Banks - 0.2%
mBank SA (b)	568	165,940
Powszechna Kasa Oszczednosci Bank Polski SA	34,208	891,353
Santander Bank Polska SA	1,572	247,414
TOTAL FINANCIALS		1,304,707
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	9,831	153,822
Construction & Engineering - 0.0%
Budimex SA	469	90,922
TOTAL INDUSTRIALS		244,744
Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA (b)	5,490	513,152
TOTAL POLAND		3,162,506
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	11,079	261,468
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	16,332	323,878
Utilities - 0.2%
Electric Utilities - 0.2%
EDP SA	123,021	629,518
TOTAL PORTUGAL		1,214,864
QATAR - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	21,896	93,213
Qatar Gas Transport Co Ltd	110,794	146,062
TOTAL ENERGY		239,275
Financials - 0.2%
Banks - 0.2%
Qatar National Bank QPSC	180,715	982,740
TOTAL QATAR		1,222,015
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	23,131	210,646
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(e)	372,050	0
LUKOIL PJSC (b)(e)	13,192	0
TOTAL ENERGY		0
Financials - 0.0%
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(e)	49,350	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(c)(e)	26	0
Metals & Mining - 0.0%
Novolipetsk Steel PJSC (b)(e)	47,040	0
Polyus PJSC (b)(e)	10,310	0
		0
TOTAL MATERIALS		0
TOTAL RUSSIA		0
SAUDI ARABIA - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	14,792	277,643
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Saudi Arabian Oil Co (c)(d)	235,801	1,622,008
Financials - 0.1%
Banks - 0.1%
Alinma Bank	48,052	364,871
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dr Sulaiman Al Habib Medical Services Group Co	3,460	241,325
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	881	55,058
Materials - 0.1%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	9,226	307,476
Saudi Basic Industries Corp	35,034	531,016
TOTAL MATERIALS		838,492
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	33,239	127,614
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (b)	6,035	301,372
TOTAL UTILITIES		428,986
TOTAL SAUDI ARABIA		3,828,383
SINGAPORE - 0.6%
Financials - 0.3%
Banks - 0.2%
United Overseas Bank Ltd	49,000	1,476,819
Capital Markets - 0.1%
Singapore Exchange Ltd	33,600	465,661
TOTAL FINANCIALS		1,942,480
Industrials - 0.1%
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	92,759	398,864
Industrial Conglomerates - 0.1%
Keppel Ltd	57,400	493,186
TOTAL INDUSTRIALS		892,050
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	26,462	747,626
Real Estate - 0.1%
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	154,600	346,364
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	91,601	221,784
TOTAL REAL ESTATE		568,148
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	34,900	165,433
TOTAL SINGAPORE		4,315,737
SOUTH AFRICA - 1.9%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	68,030	755,445
Vodacom Group Ltd	24,158	222,842
TOTAL COMMUNICATION SERVICES		978,287
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Naspers Ltd Class N	30,593	1,873,064
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	13,169	325,642
Clicks Group Ltd	9,331	185,898
Shoprite Holdings Ltd	18,512	305,429
TOTAL CONSUMER STAPLES		816,969
Financials - 0.6%
Banks - 0.4%
Absa Group Ltd	33,191	523,009
Capitec Bank Holdings Ltd	3,395	911,536
Nedbank Group Ltd	18,069	293,238
Standard Bank Group Ltd	51,364	943,968
		2,671,751
Financial Services - 0.2%
FirstRand Ltd	197,083	1,124,133
Insurance - 0.0%
Discovery Ltd	22,555	324,476
Sanlam Ltd	70,263	440,172
		764,648
TOTAL FINANCIALS		4,560,532
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	12,663	183,229
Materials - 0.8%
Chemicals - 0.0%
Sasol Ltd (b)	22,714	160,435
Metals & Mining - 0.8%
Anglo American PLC	43,736	2,027,943
Gold Fields Ltd	34,941	1,727,996
Impala Platinum Holdings Ltd	35,347	658,842
Valterra Platinum Ltd	10,363	931,096
		5,345,877
TOTAL MATERIALS		5,506,312
TOTAL SOUTH AFRICA		13,918,393
SPAIN - 1.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	19,387	599,643
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	17,593	1,179,552
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	44,053	867,893
Financials - 0.1%
Banks - 0.1%
Banco de Sabadell SA	196,262	768,872
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	6,898	773,910
ACS Actividades de Construccion y Servicios SA rights 2/3/2026 (b)	6,699	3,684
		777,594
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	29,247	909,340
TOTAL INDUSTRIALS		1,686,934
Utilities - 0.9%
Electric Utilities - 0.9%
Endesa SA	12,399	456,935
Iberdrola SA	247,642	5,567,674
Iberdrola SA	3,392	76,092
Redeia Corp SA	15,988	276,304
TOTAL UTILITIES		6,377,005
TOTAL SPAIN		11,479,899
SWEDEN - 2.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	92,492	421,055
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	21,370	390,934
TOTAL COMMUNICATION SERVICES		811,989
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (d)	5,111	331,993
Specialty Retail - 0.1%
H & M Hennes & Mauritz AB B Shares	19,286	386,153
TOTAL CONSUMER DISCRETIONARY		718,146
Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	23,587	696,951
Financials - 0.2%
Banks - 0.1%
Svenska Handelsbanken AB A Shares	56,947	897,773
Capital Markets - 0.1%
EQT AB	19,308	732,653
TOTAL FINANCIALS		1,630,426
Industrials - 1.7%
Building Products - 0.2%
Assa Abloy AB B Shares	39,170	1,583,797
Nibe Industrier AB B Shares	58,574	224,235
		1,808,032
Construction & Engineering - 0.1%
Skanska AB B Shares	13,086	397,979
Machinery - 1.4%
Alfa Laval AB	11,360	659,856
Atlas Copco AB A Shares	105,923	2,184,365
Atlas Copco AB B Shares	59,861	1,076,255
Epiroc AB A Shares	25,566	716,697
Epiroc AB B Shares	15,483	386,227
Indutrade AB	10,770	252,701
Sandvik AB	41,660	1,645,001
SKF AB B Shares	13,113	342,417
Volvo AB B Shares	62,069	2,255,428
		9,518,947
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	10,020	327,119
TOTAL INDUSTRIALS		12,052,077
Materials - 0.2%
Metals & Mining - 0.1%
Boliden AB (b)	11,139	783,576
Paper & Forest Products - 0.1%
Holmen AB B Shares	2,847	106,688
Svenska Cellulosa AB SCA B Shares	24,044	301,107
		407,795
TOTAL MATERIALS		1,191,371
TOTAL SWEDEN		17,100,960
SWITZERLAND - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	1,013	830,135
Consumer Staples - 0.2%
Food Products - 0.2%
Chocoladefabriken Lindt & Spruengli AG	4	589,871
Chocoladefabriken Lindt & Spruengli AG	37	529,358
TOTAL CONSUMER STAPLES		1,119,229
Financials - 0.8%
Banks - 0.0%
Banque Cantonale Vaudoise	1,153	156,009
Capital Markets - 0.1%
Julius Baer Group Ltd	8,069	674,496
Insurance - 0.7%
Swiss Life Holding AG	1,112	1,217,511
Zurich Insurance Group AG	5,708	4,060,797
		5,278,308
TOTAL FINANCIALS		6,108,813
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Sonova Holding AG	1,986	543,535
Life Sciences Tools & Services - 0.3%
Lonza Group AG	2,745	1,865,091
TOTAL HEALTH CARE		2,408,626
Industrials - 1.1%
Building Products - 0.1%
Geberit AG	1,327	1,012,094
Electrical Equipment - 0.7%
ABB Ltd	61,200	5,269,204
Machinery - 0.1%
VAT Group AG (c)(d)	1,056	684,648
Marine Transportation - 0.1%
Kuehne + Nagel International AG	1,888	436,434
Professional Services - 0.1%
SGS SA	6,472	776,925
TOTAL INDUSTRIALS		8,179,305
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	5,968	514,465
Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	6,665	525,558
Givaudan SA	361	1,395,341
Sika AG	5,966	1,144,820
TOTAL MATERIALS		3,065,719
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	3,138	532,979
TOTAL SWITZERLAND		22,759,271
TAIWAN - 9.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	149,000	629,925
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	69,000	194,114
Taiwan Mobile Co Ltd	69,000	230,619
		424,733
TOTAL COMMUNICATION SERVICES		1,054,658
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hotai Motor Co Ltd	12,180	209,913
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	22,000	148,804
Food Products - 0.1%
Uni-President Enterprises Corp	186,000	422,500
TOTAL CONSUMER STAPLES		571,304
Financials - 0.9%
Banks - 0.6%
CTBC Financial Holding Co Ltd	653,000	1,052,992
E.Sun Financial Holding Co Ltd	569,495	602,602
First Financial Holding Co Ltd	451,254	411,725
Hua Nan Financial Holdings Co Ltd	347,241	364,127
Mega Financial Holding Co Ltd	464,242	570,651
Shanghai Commercial & Savings Bank Ltd/The	151,000	188,959
SinoPac Financial Holdings Co Ltd	482,666	437,328
Taiwan Cooperative Financial Holding Co Ltd	430,495	321,184
TS Financial Holding Co Ltd	827,349	594,989
		4,544,557
Financial Services - 0.0%
Chailease Holding Co Ltd	59,557	196,228
Insurance - 0.3%
Cathay Financial Holding Co Ltd	372,751	890,398
Fubon Financial Holding Co Ltd	328,661	946,469
		1,836,867
TOTAL FINANCIALS		6,577,652
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	11,987	292,412
Industrials - 0.1%
Electrical Equipment - 0.0%
Fortune Electric Co Ltd	6,500	199,747
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	118,000	103,925
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	42,157	248,414
Passenger Airlines - 0.0%
China Airlines Ltd	107,000	75,254
Eva Airways Corp	108,000	127,965
		203,219
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	72,000	62,386
TOTAL INDUSTRIALS		817,691
Information Technology - 8.0%
Electronic Equipment, Instruments & Components - 0.4%
Delta Electronics Inc	76,000	2,937,431
Semiconductors & Semiconductor Equipment - 7.5%
Taiwan Semiconductor Manufacturing Co Ltd	962,000	53,034,593
United Microelectronics Corp	442,000	876,825
		53,911,418
Technology Hardware, Storage & Peripherals - 0.1%
Lite-On Technology Corp	77,000	400,063
TOTAL INFORMATION TECHNOLOGY		57,248,912
Materials - 0.1%
Chemicals - 0.1%
Nan Ya Plastics Corp	201,000	483,317
Metals & Mining - 0.0%
China Steel Corp	464,000	305,021
TOTAL MATERIALS		788,338
TOTAL TAIWAN		67,560,880
THAILAND - 0.3%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Advanced Info Service PCL	11,100	122,786
Advanced Info Service PCL depository receipt	29,400	325,218
TOTAL COMMUNICATION SERVICES		448,004
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	42,099	30,556
Minor International PCL depository receipt	72,468	52,600
TOTAL CONSUMER DISCRETIONARY		83,156
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	16,000	22,060
CP ALL PCL depository receipt	198,100	273,133
TOTAL CONSUMER STAPLES		295,193
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	23,500	140,032
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL	88,900	56,637
Bangkok Dusit Medical Services PCL depository receipt	349,000	222,343
Bumrungrad Hospital Pcl	2,900	15,396
Bumrungrad Hospital Pcl depository receipt	20,700	109,897
TOTAL HEALTH CARE		404,273
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	31,300	49,852
Airports of Thailand PCL depository receipt	136,700	217,723
TOTAL INDUSTRIALS		267,575
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	1,500	9,794
Siam Cement PCL/The depository receipt	29,100	190,003
TOTAL MATERIALS		199,797
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	7,281	10,789
Gulf Development PCL depository receipt	163,293	241,963
TOTAL UTILITIES		252,752
TOTAL THAILAND		2,090,782
TURKEY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	38,834	218,607
Financials - 0.1%
Banks - 0.1%
Akbank TAS	123,756	264,519
Haci Omer Sabanci Holding AS	42,342	106,617
Yapi ve Kredi Bankasi AS (b)	135,043	127,568
TOTAL FINANCIALS		498,704
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KOC Holding AS	27,903	133,268
Passenger Airlines - 0.0%
Turk Hava Yollari AO	22,264	155,639
TOTAL INDUSTRIALS		288,907
TOTAL TURKEY		1,006,218
UNITED ARAB EMIRATES - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	134,952	723,909
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	123,856	513,298
Abu Dhabi Islamic Bank PJSC	57,017	377,888
First Abu Dhabi Bank PJSC	173,099	876,690
TOTAL FINANCIALS		1,767,876
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Salik Co PJSC	74,930	130,171
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Emaar Properties PJSC	259,736	1,060,869
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	237,058	194,939
TOTAL UNITED ARAB EMIRATES		3,877,764
UNITED KINGDOM - 8.0%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
BT Group PLC	234,283	613,432
Interactive Media & Services - 0.0%
Autotrader Group PLC (c)(d)	33,896	249,864
Media - 0.1%
Informa PLC	50,624	609,588
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	748,921	1,102,956
TOTAL COMMUNICATION SERVICES		2,575,840
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.0%
Pearson PLC	22,251	292,666
Hotels, Restaurants & Leisure - 0.0%
Whitbread PLC	6,800	253,462
Household Durables - 0.0%
Barratt Redrow PLC	53,580	285,299
Specialty Retail - 0.1%
Kingfisher PLC	68,090	313,786
TOTAL CONSUMER DISCRETIONARY		1,145,213
Consumer Staples - 1.5%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	8,115	744,146
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	67,399	295,490
Tesco PLC	253,818	1,476,917
		1,772,407
Food Products - 0.0%
Associated British Foods PLC	12,370	323,280
Household Products - 0.3%
Reckitt Benckiser Group PLC	26,359	2,197,283
Personal Care Products - 0.9%
Unilever PLC	85,142	5,792,162
TOTAL CONSUMER STAPLES		10,829,278
Financials - 2.8%
Banks - 2.1%
HSBC Holdings PLC	672,055	11,855,672
Lloyds Banking Group PLC	2,311,067	3,450,896
		15,306,568
Capital Markets - 0.3%
3i Group PLC	38,794	1,782,162
Schroders PLC	28,217	174,366
		1,956,528
Financial Services - 0.1%
M&G PLC	87,791	371,678
Insurance - 0.3%
Admiral Group PLC	10,183	383,182
Aviva PLC	119,429	1,039,029
Legal & General Group PLC	223,212	809,701
Phoenix Group Holdings PLC	27,634	279,627
		2,511,539
TOTAL FINANCIALS		20,146,313
Health Care - 1.6%
Pharmaceuticals - 1.6%
Astrazeneca PLC	60,539	11,279,269
Industrials - 0.9%
Aerospace & Defense - 0.1%
Melrose Industries PLC	48,554	415,907
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	98,759	612,979
Industrial Conglomerates - 0.1%
DCC PLC	3,406	216,065
Smiths Group PLC	12,616	433,304
		649,369
Machinery - 0.0%
Spirax Group PLC	2,895	287,794
Professional Services - 0.4%
Intertek Group PLC	5,953	363,628
RELX PLC	71,281	2,527,056
		2,890,684
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	16,504	1,058,477
Bunzl PLC	12,817	359,428
		1,417,905
TOTAL INDUSTRIALS		6,274,638
Information Technology - 0.0%
Software - 0.0%
Sage Group PLC/The	37,679	493,617
Real Estate - 0.0%
Diversified REITs - 0.0%
Land Securities Group PLC	27,526	245,012
Industrial REITs - 0.0%
Segro PLC	50,519	524,403
TOTAL REAL ESTATE		769,415
Utilities - 0.7%
Electric Utilities - 0.2%
SSE PLC	47,106	1,565,683
Multi-Utilities - 0.5%
National Grid PLC	193,905	3,294,360
TOTAL UTILITIES		4,860,043
TOTAL UNITED KINGDOM		58,373,626
UNITED STATES - 3.7%
Communication Services - 0.4%
Entertainment - 0.4%
Spotify Technology SA (b)	6,106	3,055,137
Financials - 0.3%
Insurance - 0.3%
Swiss Re AG	11,664	1,862,649
Health Care - 1.9%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (b)	33,500	885,946
Health Care Equipment & Supplies - 0.2%
Alcon AG	19,510	1,575,337
Life Sciences Tools & Services - 0.1%
QIAGEN NV (Germany)	7,952	420,584
Pharmaceuticals - 1.5%
Novartis AG	74,215	11,011,266
TOTAL HEALTH CARE		13,893,133
Industrials - 1.1%
Construction & Engineering - 0.2%
Ferrovial SE	20,010	1,352,449
Electrical Equipment - 0.8%
Schneider Electric SE	21,412	6,138,863
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	114	279,917
AP Moller - Maersk A/S Series B	154	380,800
		660,717
TOTAL INDUSTRIALS		8,152,029
TOTAL UNITED STATES		26,962,948
TOTAL COMMON STOCKS (Cost $511,111,543)		705,335,944

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	17,181	350,880
GERMANY - 0.2%
Consumer Staples - 0.2%
Household Products - 0.2%
Henkel AG & Co KGaA	6,259	550,201
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	1,030	287,891
TOTAL GERMANY		838,092
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6% (e)	33,036	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $971,694)		1,188,972

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (h) (Cost $384,555)	3.82	385,000	384,615

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $17,574,659)	3.70	17,571,145	17,574,659

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $530,042,451)	724,484,190
NET OTHER ASSETS (LIABILITIES) - 0.3% (f)	2,193,495
NET ASSETS - 100.0%	726,677,685

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	79	3/2026	11,995,360	461,203
ICE MSCI Emerging Markets Index Contracts (United States)	79	3/2026	6,007,160	436,826
TME S&P/TSX 60 Index Contracts (Canada)	6	3/2026	1,632,754	(11,337)

TOTAL FUTURES CONTRACTS				886,692
The notional amount of long futures as a percentage of Net Assets is 2.7%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,561,410 or 1.9% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,742,280 or 1.9% of net assets.

(e)	Level 3 security.
(f)	Includes $248,487 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $384,615.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,566,917	45,206,404	39,198,030	156,963	(632)	-	17,574,659	17,571,145	0.0%
Total	11,566,917	45,206,404	39,198,030	156,963	(632)	-	17,574,659

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.